Income Tax Expense (Benefit) - Details of Income Tax Expense (Benefit) Recognized in Profit (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax expense
Current year	₩ 117,215	₩ 193,691	₩ 167,394
Adjustment for prior years	(55,410)	(35,787)	82,225
Current tax expense (income) and adjustments for current tax of prior periods	61,805	157,904	249,619
Deferred tax expense (benefit)
Origination and reversal of temporary differences and others	(319,496)	(963,385)	(226,360)
Change in unrecognized deferred tax assets	(266,771)	333,317	64,818
Deferred tax expense (benefit)	(586,267)	(630,068)	(161,542)
Income tax expense (benefit)	₩ (524,462)	₩ (472,164)	₩ 88,077